REVENUE (Details - Revenue by geographic destination) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 308,492	$ 126,836
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	41,003	0
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue		126,836
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 267,489	$ 0